CONTINGENCIES - Additional Information (Details) $ in Millions, $ in Billions					1 Months Ended								6 Months Ended	12 Months Ended					54 Months Ended	156 Months Ended
	Dec. 31, 2017 USD ($) claim	May 17, 2016 USD ($)	Aug. 08, 2012 USD ($)	May 15, 2012 USD ($)	Jul. 31, 2018 USD ($) claim	May 31, 2018 claim	Mar. 31, 2018 claim	Aug. 31, 2015 claim	Jan. 31, 2014 USD ($)	May 31, 2013 USD ($)	Jan. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2011 CAD ($) claim	Dec. 31, 2008 USD ($)	Jun. 30, 2018 USD ($) claim	Dec. 31, 2014 claim	Dec. 18, 2014 USD ($)	Oct. 31, 2011 USD ($)	Jan. 31, 2010 USD ($)
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Number of claims | claim																21	21
Damages sought																$ 34
Number of favorable tax assessments or claims | claim								2
Number of unfavorable tax assessments or claims | claim	15
Number of claims pending | claim							6
ArcelorMittal Brasil S.A. | Deductions for SUDENE Certificates [Member]
Disclosure of other provisions [line items]
Damages sought	$ 185		$ 5									$ 451
Loss Contingency, Damages Sought, Penalties Accrued																						$ 77
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought		$ 136
Deposit held, amount	55													$ 55
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes [Member]
Disclosure of other provisions [line items]
Number of claims | claim																			4
Damages sought																			$ 50
ArcelorMittal Brasil S.A. | Corporate Income Tax and Incorrect Deductions of Interest and Certain Payments
Disclosure of other provisions [line items]
Damages sought																516
Loss Contingency, Tax Penalty Sought									$ 141							266
ArcelorMittal Brasil S.A. | Brazilian PC Social Security
Disclosure of other provisions [line items]
Damages sought													$ 4
ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Incorrect Deductions of Interest and Certain Payments
Disclosure of other provisions [line items]
Damages sought															$ 156
Acindar Industria Argentina de Aceros S.A. | Other legal claims and contingencies
Disclosure of other provisions [line items]
Number of claims | claim																				38
Loss Contingency, Estimate of Possible Loss	$ 69													$ 69
Number of favorable tax assessments or claims | claim						2								3
Litigation Settlement, Amount Awarded from Other Party														$ 10
Number of unfavorable tax assessments or claims | claim						1								25
Number of claims pending | claim														1
Canada | Other legal claims and contingencies
Disclosure of other provisions [line items]
Damages sought																$ 755	$ 1
Italy | Other legal claims and contingencies
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss																					$ 28
Business Combination, Consideration Transferred, Expected Amount																							$ 109
Luxembourg
Disclosure of other provisions [line items]
Damages sought											$ 216		$ 26
France
Disclosure of other provisions [line items]
Damages sought				$ 296
Subsequent Event | Acindar Industria Argentina de Aceros S.A. | Other legal claims and contingencies
Disclosure of other provisions [line items]
Number of claims | claim					31
Subsequent Event | Germany
Disclosure of other provisions [line items]
Fines And Penalties					$ 146
Subsequent Event | Argentina
Disclosure of other provisions [line items]
Aggregate amount of claims by authorities					$ 211
Bottom of range | Italy | Other legal claims and contingencies
Disclosure of other provisions [line items]
Damages sought										$ 44								$ 16
Top of range | Italy | Other legal claims and contingencies
Disclosure of other provisions [line items]
Damages sought										$ 69								$ 28